Accounts Receivables, Net (Tables)	12 Months Ended
Oct. 31, 2025
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net

Accounts receivables, net is comprised of the following:

	October 31, 2025	October 31, 2024
Accounts receivables – Non-franchisees	22,331	157,769
Allowance for expected credit losses	(17,866)	(157,769)
Accounts receivables, net – Non-franchisees	4,465	—

	October 31, 2025	October 31, 2024
Accounts receivables – Franchisees	378,372	404,974
Allowance for expected credit losses	(126,993)	(74,082)
Accounts receivables, net – Franchisees	251,379	330,892

Schedule of Allowance for Expected Credit Losses

The following is a summary of the activity in the allowance for expected credit losses:

	October 31, 2025	October 31, 2024
Balance at beginning of year – Non-franchisees	157,769	24,398
Provision	—	132,787
Reversal	(50,091)	—
Written-off	(87,923)	—
Effect of translation adjustment	(1,889)	584
Balance at end of year – Non-franchisees	17,866	157,769

	October 31, 2025	October 31, 2024
Balance at beginning of year – franchisees	74,082	66,106
Provision	52,180	6,393
Reversal	—	—
Effect of translation adjustment	731	1,583
Balance at end of year – franchisees	126,993	74,082